UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

March 31, 2011

1.926210.100

EMC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.9%
		Principal Amount (b)	Value
Argentina - 2.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		$ 222,750	$ 239,456
City of Buenos Aires 12.5% 4/6/15 (d)		725,000	797,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		150,000	155,250
Pan American Energy LLC 7.875% 5/7/21 (d)		150,000	161,250
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		350,000	344,750
YPF SA 10% 11/2/28		200,000	232,500
TOTAL ARGENTINA			1,930,706
Brazil - 3.8%
Banco Bradesco SA 5.9% 1/16/21 (d)		150,000	148,875
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (d)		150,000	147,900
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (d)		150,000	146,775
Banco Industrial e Comercial SA 8.5% 4/27/20 (Reg. S)		150,000	155,250
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (d)		250,000	255,000
Banco Votorantim SA 5.25% 2/11/16 (d)		200,000	206,000
BFF International Ltd. 7.25% 1/28/20 (d)		150,000	162,750
Braskem Finance Ltd. 7% 5/7/20 (d)		250,000	270,000
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		200,000	205,500
Gerdau Trade, Inc. 5.75% 1/30/21 (d)		150,000	151,800
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)		900,000	945,000
Itau Unibanco Holding SA 5.75% 1/22/21 (d)		150,000	148,875
Net Servicos de Comunicacao SA 7.5% 1/27/20		200,000	230,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		225,000	244,688
Telemar Norte Leste SA 5.5% 10/23/20 (d)		150,000	147,375
Votorantim Cimentos SA 7.25% 4/5/41 (d)		200,000	198,790
TOTAL BRAZIL			3,764,578
Canada - 0.3%
Pacific Rubiales Energy Corp. 8.75% 11/10/16		300,000	342,000
Cayman Islands - 1.3%
CSN Islands XII Corp. 7% (Reg. S) (e)		350,000	343,525
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		150,000	155,820
Odebrecht Finance Ltd.:
6% 4/5/23 (d)		200,000	199,760
7% 4/21/20 (d)		150,000	163,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 225,000	$ 234,000
8.375% 12/10/18		125,000	150,698
TOTAL CAYMAN ISLANDS			1,247,303
Colombia - 0.3%
BanColombia SA:
4.25% 1/12/16 (d)		150,000	148,125
6.125% 7/26/20		150,000	151,125
TOTAL COLOMBIA			299,250
Egypt - 0.3%
African Export-Import Bank 8.75% 11/13/14		300,000	334,500
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		400,000	415,000
Georgia - 0.3%
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		150,000	153,750
Georgian Railway Ltd. 9.875% 7/22/15		150,000	161,625
TOTAL GEORGIA			315,375
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (d)		325,000	359,125
Ireland - 1.1%
SCF Capital Ltd. 5.375% 10/27/17 (d)		200,000	196,500
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		450,000	489,938
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		200,000	209,000
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		175,000	177,406
TOTAL IRELAND			1,072,844
Kazakhstan - 0.8%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		200,000	208,500
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (d)		200,000	202,260
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		350,000	371,000
TOTAL KAZAKHSTAN			781,760
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 3.3%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		$ 125,000	$ 142,344
7.75% 11/3/20 (d)		200,000	214,250
Aquarius Investments Luxemburg 8.25% 2/18/16 (Reg. S)		400,000	412,000
Evraz Group SA:
8.25% 11/10/15 (d)		150,000	168,188
8.875% 4/24/13 (d)		450,000	493,875
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)		645,000	661,125
RSHB Capital SA 9% 6/11/14 (d)		100,000	114,830
SB Capital SA 5.4% 3/24/17 (Reg. S)		150,000	153,000
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		130,000	132,925
TMK Capital SA 7.75% 1/27/18		200,000	203,300
TNK-BP Finance SA 7.5% 7/18/16		250,000	280,313
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	221,250
TOTAL LUXEMBOURG			3,197,400
Mexico - 2.9%
Alestra SA de RL de CV 11.75% 8/11/14		325,000	376,610
Bbva Bancomer SA 4.5% 3/10/16 (d)		150,000	150,375
Controladora Mabe SA CV 7.875% 10/28/19 (d)		200,000	216,500
Gruma SAB de CV 7.75% (e)		250,000	250,000
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		404,000	490,860
Petroleos Mexicanos:
5.5% 1/21/21		225,000	228,600
6% 3/5/20		225,000	238,500
6.625% (d)(e)		650,000	645,125
8% 5/3/19		200,000	240,000
TOTAL MEXICO			2,836,570
Mongolia - 0.2%
Trade & Development Bank of Mong LLC 8.5% 10/25/13		150,000	154,125
Netherlands - 4.5%
DTEK Finance BV 9.5% 4/28/15 (d)		225,000	238,208
HSBK (Europe) BV:
7.25% 5/3/17 (d)		150,000	155,250
9.25% 10/16/13 (d)		575,000	633,938
Indosat Palapa Co. BV 7.375% 7/29/20 (d)		150,000	164,625
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 125,000	$ 131,875
Kazkommerts International BV 8.5% 4/16/13 (d)		150,000	154,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		200,000	207,000
7% 5/5/20 (d)		225,000	242,438
8.375% 7/2/13 (d)		225,000	249,188
9.125% 7/2/18 (d)		275,000	332,406
11.75% 1/23/15 (d)		350,000	437,063
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		425,000	479,188
7.75% 1/20/20 (d)		250,000	281,250
8% 8/7/19 (d)		175,000	198,625
Metinvest BV 10.25% 5/20/15 (d)		225,000	248,625
Myriad International Holding BV 6.375% 7/28/17 (d)		225,000	237,938
TOTAL NETHERLANDS			4,392,117
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (d)		225,000	245,250
Peru - 0.4%
Banco de Credito del Peru:
4.75% 3/16/16 (d)		250,000	248,125
5.375% 9/16/20 (d)		150,000	142,320
TOTAL PERU			390,445
Philippines - 0.6%
National Power Corp. 6.875% 11/2/16 (d)		150,000	171,195
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		200,000	228,500
7.39% 12/2/24 (d)		200,000	228,260
TOTAL PHILIPPINES			627,955
Russia - 0.3%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		300,000	342,750
Singapore - 0.2%
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		150,000	163,125
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		239,583	243,177
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Turkey - 0.4%
Akbank T. A. S. 5.125% 7/22/15 (d)		$ 225,000	$ 226,125
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		200,000	200,250
TOTAL TURKEY			426,375
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		200,000	219,700
United Kingdom - 2.0%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,450,000	1,469,938
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (f)		175,000	148,750
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		375,000	339,375
TOTAL UNITED KINGDOM			1,958,063
United States of America - 1.7%
Drummond Co., Inc. 7.375% 2/15/16		220,000	226,600
Ferrexpo Finance PLC 7.875% 4/7/16 (d)		230,000	230,000
Korea Development Bank 4% 9/9/16		200,000	201,600
NII Capital Corp.:
7.625% 4/1/21		110,000	112,200
10% 8/15/16		200,000	228,000
Pemex Project Funding Master Trust 6.625% 6/15/35		300,000	301,950
Southern Copper Corp. 6.75% 4/16/40		325,000	328,572
TOTAL UNITED STATES OF AMERICA			1,628,922
Venezuela - 3.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		700,000	514,500
5.25% 4/12/17		750,000	453,750
5.375% 4/12/27		2,800,000	1,316,000
5.5% 4/12/37		550,000	251,625
8% 11/17/13 (d)		175,000	162,313
12.75% 2/17/22 (d)		1,295,000	1,020,460
TOTAL VENEZUELA			3,718,648
TOTAL NONCONVERTIBLE BONDS (Cost $31,360,399)			31,407,063
Government Obligations - 62.4%
		Principal Amount (b)	Value
Argentina - 7.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 585,428	$ 521,031
2.5% 12/31/38 (c)		575,000	247,250
0.4677% 8/3/12 (f)		2,525,000	2,456,727
7% 9/12/13		2,450,000	2,483,619
7% 10/3/15		1,450,000	1,366,343
Buenos Aires Province 11.75% 10/5/15 (d)		150,000	155,550
Provincia de Cordoba 12.375% 8/17/17 (d)		350,000	362,250
TOTAL ARGENTINA			7,592,770
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (d)		225,000	232,875
Bahrain - 0.2%
Kingdom Bahrain 5.5% 3/31/20		200,000	190,500
Barbados - 0.2%
Barbados Government 7.25% 12/15/21 (d)		225,000	231,750
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15		450,000	402,750
8.95% 1/26/18 (Reg. S)		200,000	174,500
TOTAL BELARUS			577,250
Brazil - 2.0%
Brazilian Federative Republic:
5.625% 1/7/41		550,000	541,200
5.875% 1/15/19		175,000	193,375
7.125% 1/20/37		250,000	295,625
8.75% 2/4/25		175,000	236,688
10.125% 5/15/27		225,000	340,313
12.25% 3/6/30		200,000	356,000
TOTAL BRAZIL			1,963,201
Bulgaria - 0.2%
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		200,000	232,760
Colombia - 1.5%
Colombian Republic:
6.125% 1/18/41		250,000	255,000
7.375% 3/18/19		100,000	119,500
7.375% 9/18/37		425,000	503,625
Government Obligations - continued
		Principal Amount (b)	Value
Colombia - continued
Colombian Republic: - continued
10.375% 1/28/33		$ 200,000	$ 300,000
11.75% 2/25/20		200,000	301,500
TOTAL COLOMBIA			1,479,625
Congo - 0.3%
Congo Republic 3% 6/30/29 (c)		427,500	260,775
Croatia - 0.8%
Croatia Republic:
6.375% 3/24/21 (d)		250,000	250,875
6.625% 7/14/20 (d)		200,000	206,750
6.75% 11/5/19 (d)		300,000	314,103
TOTAL CROATIA			771,728
Dominican Republic - 0.7%
Dominican Republic:
1.2713% 8/30/24 (f)		250,000	222,500
7.5% 5/6/21 (d)		225,000	229,500
9.04% 1/23/18 (d)		191,271	212,311
TOTAL DOMINICAN REPUBLIC			664,311
Egypt - 0.4%
Arab Republic of Egypt:
5.75% 4/29/20 (d)		225,000	219,038
6.875% 4/30/40 (d)		175,000	160,125
TOTAL EGYPT			379,163
El Salvador - 0.8%
El Salvador Republic:
7.375% 12/1/19 (d)		150,000	162,000
7.625% 2/1/41 (d)		150,000	147,000
7.65% 6/15/35 (Reg. S)		225,000	223,875
7.75% 1/24/23 (Reg. S)		175,000	193,813
8.25% 4/10/32 (Reg. S)		100,000	108,750
TOTAL EL SALVADOR			835,438
Gabon - 0.3%
Gabonese Republic 8.2% 12/12/17 (d)		250,000	293,750
Georgia - 0.7%
Georgia Republic 7.5% 4/15/13		600,000	642,000
Government Obligations - continued
		Principal Amount (b)	Value
Ghana - 0.9%
Ghana Republic:
8.5% 10/4/17 (d)		$ 200,000	$ 223,000
14.99% 3/11/13	GHS	950,000	647,102
TOTAL GHANA			870,102
Hungary - 0.8%
Hungarian Republic:
4.75% 2/3/15		150,000	150,675
6.25% 1/29/20		250,000	253,600
6.375% 3/29/21		238,000	240,975
7.625% 3/29/41		120,000	121,500
TOTAL HUNGARY			766,750
Indonesia - 3.1%
Indonesian Republic:
5.875% 3/13/20 (d)		425,000	452,073
6.625% 2/17/37 (d)		275,000	292,875
6.875% 1/17/18 (d)		250,000	283,125
7.5% 1/15/16 (d)		150,000	174,563
7.75% 1/17/38 (d)		450,000	536,625
8.5% 10/12/35 (Reg. S)		350,000	447,563
11.625% 3/4/19 (d)		450,000	645,750
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (d)		175,000	203,000
TOTAL INDONESIA			3,035,574
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	736,000
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	183,500
Lebanon - 0.6%
Lebanese Republic 4% 12/31/17		654,500	628,320
Lithuania - 1.0%
Lithuanian Republic:
5.125% 9/14/17 (d)		125,000	125,313
6.125% 3/9/21 (d)		150,000	153,000
6.75% 1/15/15 (d)		300,000	327,000
7.375% 2/11/20 (d)		325,000	361,969
TOTAL LITHUANIA			967,282
Government Obligations - continued
		Principal Amount (b)	Value
Mexico - 3.3%
United Mexican States:
5.125% 1/15/20		$ 952,000	$ 990,080
5.625% 1/15/17		200,000	220,000
5.75% 10/12/10		375,000	335,625
6.05% 1/11/40		926,000	946,835
6.75% 9/27/34		425,000	476,000
7.5% 4/8/33		200,000	243,500
TOTAL MEXICO			3,212,040
Nigeria - 0.4%
Republic of Nigeria 6.75% 1/28/21 (d)		350,000	345,625
Pakistan - 0.8%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		875,000	761,250
Peru - 1.0%
Peruvian Republic:
5.625% 11/18/50		375,000	338,438
7.35% 7/21/25		175,000	207,375
8.75% 11/21/33		350,000	469,000
TOTAL PERU			1,014,813
Philippines - 1.3%
Philippine Republic:
5.5% 3/30/26		200,000	197,000
6.375% 1/15/32		150,000	157,125
6.375% 10/23/34		200,000	209,500
6.5% 1/20/20		225,000	254,250
9.5% 2/2/30		175,000	245,000
10.625% 3/16/25		165,000	244,613
TOTAL PHILIPPINES			1,307,488
Poland - 0.2%
Polish Government 3.875% 7/16/15		150,000	151,313
Russia - 7.6%
Russian Federation:
3.625% 4/29/15 (d)		500,000	505,625
5% 4/29/20 (d)		800,000	811,000
7.5% 3/31/30 (Reg. S)		4,203,900	4,912,240
11% 7/24/18 (Reg. S)		100,000	142,000
12.75% 6/24/28 (Reg. S)		650,000	1,138,313
TOTAL RUSSIA			7,509,178
Government Obligations - continued
		Principal Amount (b)	Value
Serbia - 1.8%
Republic of Serbia 6.75% 11/1/24 (d)		$ 1,801,333	$ 1,810,340
Sri Lanka - 1.0%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (d)		325,000	348,563
8.25% 10/24/12 (d)		250,000	265,625
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (d)		350,000	340,813
TOTAL SRI LANKA			955,001
Turkey - 6.9%
Turkish Republic:
5.625% 3/30/21		325,000	331,923
6% 1/14/41		200,000	187,100
6.75% 4/3/18		500,000	558,150
6.75% 5/30/40		400,000	415,520
6.875% 3/17/36		875,000	928,638
7% 9/26/16		550,000	622,215
7.25% 3/15/15		325,000	367,673
7.25% 3/5/38		575,000	636,813
7.375% 2/5/25		1,000,000	1,153,800
7.5% 7/14/17		500,000	580,000
7.5% 11/7/19		400,000	465,520
11.875% 1/15/30		350,000	581,000
TOTAL TURKEY			6,828,352
Ukraine - 2.0%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		225,000	237,375
Ukraine Government:
6.385% 6/26/12 (d)		375,000	387,563
6.75% 11/14/17 (d)		425,000	432,013
6.875% 9/23/15 (d)		225,000	232,875
7.75% 9/23/20 (d)		200,000	206,000
Ukrainian Government:
7.65% 6/11/13 (d)		225,000	237,938
7.95% 2/23/21 (d)		200,000	206,000
TOTAL UKRAINE			1,939,764
United States of America - 2.5%
U.S. Treasury Bonds 3.875% 8/15/40		2,720,000	2,432,276
Government Obligations - continued
		Principal Amount (b)	Value
Uruguay - 1.2%
Uruguay Republic:
6.875% 9/28/25		$ 125,000	$ 144,225
7.875% 1/15/33 pay-in-kind		275,000	332,750
8% 11/18/22		550,000	684,750
TOTAL URUGUAY			1,161,725
Venezuela - 6.8%
Venezuelan Republic:
1.3031% 4/20/11 (Reg. S) (f)		1,550,000	1,546,125
6% 12/9/20		350,000	207,375
7% 3/31/38		300,000	167,250
8.5% 10/8/14		400,000	364,000
9% 5/7/23 (Reg. S)		1,450,000	991,800
9.25% 9/15/27		950,000	703,000
9.25% 5/7/28 (Reg. S)		500,000	338,750
9.375% 1/13/34		450,000	303,750
10.75% 9/19/13		400,000	401,000
12.75% 8/23/22		1,200,000	1,035,000
13.625% 8/15/18		675,000	648,000
TOTAL VENEZUELA			6,706,050
Vietnam - 1.7%
Vietnamese Socialist Republic:
1.274% 3/12/16 (f)		239,131	228,370
4% 3/12/28 (c)		1,100,000	932,250
6.75% 1/29/20 (d)		225,000	236,250
6.875% 1/15/16 (d)		275,000	295,625
TOTAL VIETNAM			1,692,495
TOTAL GOVERNMENT OBLIGATIONS (Cost $61,319,760)			61,363,134
Supranational Obligations - 0.4%

Eurasian Development Bank 7.375% 9/29/14 (d) (Cost $356,530)		325,000	356,281
Preferred Securities - 0.6%

Brazil - 0.6%
Net Servicos de Comunicacao SA 9.25% (d)(e) (Cost $606,904)	595,000	605,714
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $7,089,573)	7,089,573	$ 7,089,573
Cash Equivalents - 14.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $13,941,000)	$ 13,941,042	13,941,000
TOTAL INVESTMENT PORTFOLIO - 116.7% (Cost $114,674,166)		114,762,765
NET OTHER ASSETS (LIABILITIES) - (16.7)%		(16,389,870)
NET ASSETS - 100%		$ 98,372,895
Currency Abbreviations
GHS	-	Ghana Cedi
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,006,108 or 34.6% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,941,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 6,141,542
Barclays Capital, Inc.	5,335,393
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,464,065
$ 13,941,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,470
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 31,407,063	$ -	$ 31,407,063	$ -
Government Obligations	61,363,134	-	61,363,134	-
Supranational Obligations	356,281	-	356,281	-
Preferred Securities	605,714	-	605,714	-
Money Market Funds	7,089,573	7,089,573	-	-
Cash Equivalents	13,941,000	-	13,941,000	-
Total Investments in Securities:	$ 114,762,765	$ 7,089,573	$ 107,673,192	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $114,666,366. Net unrealized appreciation aggregated $96,399, of which $439,695 related to appreciated investment securities and $343,296 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, preferred securities, foreign government and government agency obligations and supranational obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011